Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 32,872
Additions	7,598	R 6,192	R 5,103
Property, plant and equipment	41,507	32,872
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	25,320
Property, plant and equipment	28,618	25,320
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	70,587	64,979
Fully depreciated assets no longer in use derecognised	(1,419)	(110)
Additions	5,930	5,307
Scrapping of assets	(772)	(1,752)
Adjustment to rehabilitation asset	(111)	(248)
Transfers and other movements	596	511
Translation	1,963	1,900
Property, plant and equipment	76,774	70,587	64,979
Mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(45,267)	(38,493)
Fully depreciated assets no longer in use derecognised	1,419	110
Impairment	0	(3,429)
Scrapping of assets	590	1,745
Depreciation	(3,368)	(3,627)
Translation	(1,530)	(1,573)
Property, plant and equipment	(48,156)	(45,267)	(38,493)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	3,132
Property, plant and equipment	5,051	3,132
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	3,802	2,732
Additions	2,053	1,278
Depreciation capitalised	0	4
Interest costs capitalised	123	65
Transfers and other movements	(539)	(513)
Translation	282	236
Property, plant and equipment	5,721	3,802	2,732
Mining assets under construction | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(670)	0
Impairment	0	(670)
Property, plant and equipment	(670)	(670)	0
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	4,004
Property, plant and equipment	7,385	4,004
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	5,478	5,461
Translation	229	17
Property, plant and equipment	8,861	5,478	5,461
Undeveloped properties | Cost | Eva Copper operations and related assets
Reconciliation of changes in property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	3,154	0
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(1,474)	(1,473)
Translation	(2)	(1)
Property, plant and equipment	(1,476)	(1,474)	(1,473)
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	416
Property, plant and equipment	453	416
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	895	821
Fully depreciated assets no longer in use derecognised	(7)	0
Additions	108	74
Translation	4	0
Property, plant and equipment	1,000	895	821
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(479)	(431)
Fully depreciated assets no longer in use derecognised	7	0
Impairment	0	(1)
Depreciation	(74)	(47)
Translation	(1)	0
Property, plant and equipment	(547)	(479)	R (431)
Hidden Valley | Mining assets
Reconciliation of changes in property, plant and equipment
Stripping activities	1,330	922
Depreciation expense, capitalised stripping costs	514	482
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	188	137
Kalgold | Mining assets
Reconciliation of changes in property, plant and equipment
Stripping activities	184	174
Depreciation expense, capitalised stripping costs	R 41	R 26